Balance Sheet Components - Other Noncurrent Liabilities (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
CARES Act deferred payroll taxes		$ 286
Capital leases	$ 244	239
Deferred rent	1,507	1	$ 8
Other non-current liabilities	7
Total other non-current liabilities	2,044	526	$ 8
CARES Act deferred payroll taxes	$ 286	286
Previously Reported
Schedule Of Balance Sheet Components [Line Items]
Other non-current liabilities		1
Total other non-current liabilities		$ 526